UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

_____ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

_______________________ to ___________________

Date of Report (Date of earliest event reported) ____________________

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: ____________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of sponsor: 0001653105

OSCAR US Funding Trust IV

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):            n/a
Central Index Key Number of underwriter (if applicable):                n/a

Bernard J. Angelo
Global Securitization Services, LLC
631-930-7202

Name and telephone number, including area code, of the person to contact in connection with this filing

Item 2.01:	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is the Report of Independent Accountants on Applying Agreed-Upon Procedures, dated March 10, 2016, with respect to certain agreed-upon procedures performed by PricewaterhouseCoopers Aarata.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Orient Corporation (Sponsor)

Date: March 10, 2016

(Seal).
Name:	Masayuki Saito
Title:	President

EXHIBIT INDEX

Exhibit 99.1	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated
March 10, 2016.